Discontinued operations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Jul. 15, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)
Discontinued operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 1,505
Xunlei Kankan [Member]
Discontinued operations [Line Items]
Sales price		$ 21,183	¥ 130,000